Stock Options	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options

10. Stock Options

During 2020, the Company adopted a new equity incentive plan (the Plan), which provides for the granting of incentive and nonqualified stock options to employees, directors, and consultants. As of December 31, 2020, the Company has reserved 3,000,000 shares of common stock under the Plan. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant; those option awards generally vest with a range of one to four years of continuous service and have ten-year contractual terms. As there is no public data available for the share price valuation, the Company considers the Fair Market Value of $1 to be on the conservative side and similar to the exercise price. Certain option awards provide for accelerated vesting if there is a change in control, as defined in the Plan. The Plan also permits the granting of restricted stock and other stock-based awards. Unexercised options are cancelled upon termination of employment and become available under the Plan.

Information with respect to options outstanding is summarized as follows:

Schedule of Options Outstanding

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	1,995,000	$1.00	$1,995,000
Granted - under the Plan	25,000
Exercised	-
Cancelled	(1,072,816)
Outstanding as of December 31, 2021	947,184	$1.00	$947,184
Granted - under the Plan	577,000
Exercised	(7,500)
Cancelled	(485,684)
Outstanding as of December 31, 2022	1,031,000	$1.00	$1,031,000
Options exercisable as of December 31, 2022	567,581	$1.00	$567,581

As of December 31, 2022 and 2021, there were 1,031,000 and 947,184 common stock options outstanding with a weighted average remaining contractual life of 7.11 years and 6.01 years, respectively.

As of December 31, 2022 and 2021, there were 567,581 and 723,431 common stock options exercisable at a weighted average remaining contractual life of 5.56 years and 5.27 years, respectively.

On November 7, 2023, the Company issued shares of common stock for 692,153 vested options less an exercise price of $1.00.

At the Special Meeting held on October 17, 2023, Data Knights shareholders considered and approved the OneMedNet Corporation 2022 Equity Incentive Plan (the “Plan”) and reserved an amount of shares of common stock equal to 10% of the number of shares of common stock of OneMedNet following the Business Combination for issuance thereunder. The Plan was approved by the OneMedNet pre-Closing board of directors on October 17, 2023. The Plan became effective immediately upon the Closing of the Business Combination.

Black Scholes Assumptions

The determination of the fair value of stock options using an option valuation model is affected by the Company’s stock price valuation, as well as assumptions regarding a number of complex and subjective variables. The volatility assumption is based on volatilities of similar companies over a period of time equal to the expected term of the stock options. The volatilities of similar companies are used in conjunction with the Company’s historical volatility because of the lack of sufficient relevant history for the Company’s common stock equal to the expected term. The expected term of the employee stock options represents the weighted average period for which the stock options are expected to remain outstanding. The expected term assumption is estimated based primarily on the options’ vesting terms and remaining contractual life and employees’ expected exercise and post- vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield assumption is based on the expectation of no future dividend payouts by the Company.

The fair value of the Company’s previous stock options was estimated assuming no expected dividends and the following weighted average assumptions:

Schedule of Fair Value of Stock Options

	2022	2021
Expected life in years	5.89	6.08
Risk-free interest rate	0.55%	0.49%
Expected dividend yield	0.00%	0.00%
Expected volatility	32%	60%

The total expense recognized for share-based payments was $45,584 and $47,071 for the years ended December 31, 2022 and 2021, respectively. These costs are included in the statements of operations. As of December 31, 2022, there was $75,987 of unrecognized compensation costs related to stock option grants which will be recognized over the next four years.

During 2023, the Company issued common stock to employees and extinguished all outstanding stock options. The 612,720 shares outstanding were recorded as stock expense in the Consolidated Statement of Operations.